Critical Accounting Estimates and Judgments - Summary of Sensitivity Analysis Performed Considering a 10% Increase/Decrease in Group's Gross Margins (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Sensitivity Analysis [line items]
Sales	S/ 1,815,671	S/ 2,411,880	S/ 1,961,100
Gross profit	320,608	450,437	713,970
Profit loss before tax	(131,900)	(535,271)	124,005
Sensitivity analysis [member]
Disclosure Of Sensitivity Analysis [line items]
Sales	1,815,671	2,411,880	1,961,100
Gross profit	S/ 99,362	S/ 60,317	S/ 32,685
Percentage of gross profit	5.47%	2.50%	1.67%
Percentage of gross profit, Plus 10%	6.02%	2.75%	1.84%
Increase in profit before income tax	S/ 9,941	S/ 6,010	S/ 3,399
Profit loss before tax	S/ 109,303	S/ 66,327	S/ 36,084
Profit loss before tax, Less 10%	4.92%	2.25%	1.50%
Decrease in profit before income tax	S/ (9,941)	S/ (6,010)	S/ (3,399)
Profit loss before tax on ten percentage decrease in gross margin	S/ 89,421	S/ 54,307	S/ 29,286